Other Payables - Long term & current (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Future Lease Payments

The following is a summary of future lease payments required under the lease agreements:

	Number of vehicles	Total $
Year 2026	16	154,040
Year 2027	14	124,099
Year 2028	8	70,553
Year 2029	5	35,380
		384,072